Net Loss Per Share Attributable to Common Stockholders (Tables)	9 Months Ended
Sep. 30, 2021
Earnings Per Share [Abstract]
Summary of earnings per share basic and diluted loss per common share
A reconciliation of net loss per common stock is as follows for the period from January 29, 2021 (inception) through June 30, 2021:

Net loss	$(16,940,140)
Accretion of temporary equity to redemption value	(2,498,065)
Net loss including accretion of temporary equity to redemption value	$(19,438,205)

	Class A-t	Class A-p	Class B
Basic and diluted net income (loss) per share
Numerator
Allocation of net loss including accretion of temporary equity	(15,989,188)	(435,182)	(3,013,835)
Accretion of temporary equity to redemption value	2,498,065	—	—
Allocation of net income (loss)	(13,491,123)	(435,182)	(3,013,835)
Denominator
Weighted-average shares outstanding	26,526,318	721,974	5,000,000
Basic and diluted net income (loss) per share	$(0.51)	$(0.60)	$(0.60)
A reconciliation of net loss per common stock is as follows:

	For the three months ended September 30, 2021 (Unaudited)	Inception to date September 30, 2021 (Unaudited)
Net Income (loss)	$4,008,374	$(12,931,766)
Accretion of temporary equity to redemption value	—	—
Net loss including accretion of temporary equity to redemption value	$4,008,374	$(12,931,766)

	For the three months ended September 30, 2021			Inception to date September 30, 2021
	(Unaudited)			(Unaudited)
	Class A-t	Class A-p	Class B	Class A-t	Class A-p	Class B
Basic and diluted net income (loss) per share
Numerator
Allocation of net loss Including accretion of temporary equity	$3,493,750	$95,049	$419,575	$(10,937,054)	$(297,614)	$(1,697,098)
Accretion of temporary equity to redemption value	—	—	—	—	—	—
Allocation of net income (loss)	$3,493,750	$95,049	$419,575	$(10,937,054)	$(297,614)	$(1,697,098)
Denominator
Weighted average shares outstanding, basic and diluted	41,634,412	1,132,688	5,000,000	32,222,812	876,833	5,000,000
Basic and diluted net income (loss) per share	$0.08	$0.08	$0.08	$(0.34)	$(0.34)	$(0.34)
The following table sets forth the computation of basic and diluted net loss per share attributable to common stockholders (in thousands, except per share data):

	Years Ended December 31,
	2020	2019
Net loss attributable to common stockholders	$(75,234)	$(73,281)
Weighted average shares used in computing net loss per share attributable to common stockholders, basic and diluted	29,040	25,916
Net loss per share attributable to common stockholders - basic and diluted	$(2.59)	$(2.83)
The following table sets forth the computation of basic and diluted net loss per share attributable to common stockholders (in thousands, except per share data):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Net loss attributable to common stockholders	$(19,363)	$(19,166)	$(66,002)	$(60,298)
Weighted average shares used in computing net loss per share attributable to common stockholders, basic and diluted	34,256	29,306	33,003	28,707
Net loss per share attributable to common stockholders - basic and diluted	$(0.57)	$(0.65)	$(2.00)	$(2.10)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
The following potentially dilutive securities outstanding have been excluded from the computations of diluted net loss per share because such securities have an anti-dilutive impact due to losses reported (in thousands):

	Years Ended December 31,
	2020	2019
Redeemable convertible preferred stock	61,332	61,332
Outstanding stock options	15,125	13,596
Unvested early exercised stock options subject to repurchase	223	317
Unvested restricted stock	2,274	3,743
Contingently issuable shares	66	147
Total	79,020	79,135
The following potentially dilutive securities outstanding at the end of the period have been excluded from the computations of diluted net loss per share because such securities have an anti-dilutive impact due to losses reported (in thousands):

	Three and Nine Months Ended September 30,
	2021	2020
Redeemable convertible preferred stock	61,332	61,332
Outstanding stock options	19,511	15,909
Unvested RSUs	209	—
Unvested early exercised stock options subject to repurchase	159	240
Unvested restricted stock	1,344	2,584
Contingently issuable shares	58	82
Total	82,613	80,147